Contract Assets (Tables)	6 Months Ended
Jun. 30, 2025
Contract Assets [Abstract]
Schedule of Contract Assets

Contract assets consisted of the following:

	As of	As of June 30,
	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Revenue recognized to date	21,715,095	25,449,128	20,008,749
Less: Progress billings to date	16,763,104	21,093,653	16,584,364
Contract assets	4,951,991	4,355,475	3,424,385
Contract assets – current	4,618,205	4,259,768	3,349,138
Contract assets – non-current	333,786	95,707	75,247